ALLOWANCE FOR IMPAIRMENT LOSSES (Tables)	12 Months Ended
Dec. 31, 2019
ALLOWANCE FOR IMPAIRMENT LOSSES (Tables) [Line Items]
Disclosure of impairment of assets [text block]	Analysis of movement in the allowance for impairment losses by Stage.

				Purchased or
The Group				originated
	Stage 1	Stage 2	Stage 3	credit-impaired	Total
Year ended 31 December 2019	£m	£m	£m	£m	£m
In respect of drawn balances
At 1 January 2019	519	992	1,434	78	3,023
Exchange and other adjustments	10	(9)	29	283	313

Transfers to Stage 1	229	(222)	(7)	–	–
Transfers to Stage 2	(53)	92	(39)	–	–
Transfers to Stage 3	(15)	(140)	155	–	–
Impact of transfers between stages	(175)	353	420	–	598
	(14)	83	529	–	598
Other items charged to the income statement	154	(73)	894	(193)	782
Charge to the income statement (note 11)	140	10	1,423	(193)	1,380
Advances written off			(1,827)	(54)	(1,881)
Recoveries of advances written off in previous years			396	28	424
Discount unwind			(52)	–	(52)
At 31 December 2019	669	993	1,403	142	3,207

In respect of undrawn balances
At January 2019	121	63	6	–	190
Exchange and other adjustments	(1)	1	–	–	–

Transfers to Stage 1	19	(19)	–		–
Transfers to Stage 2	(4)	4	–		–
Transfers to Stage 3	(1)	(3)	4		–
Impact of transfers between stages	(17)	24	(1)		6
	(3)	6	3	–	6
Other items charged to the income statement	(26)	7	(4)	–	(23)
Charge to the income statement (note 11)	(29)	13	(1)	–	(17)
At 31 December 2019	91	77	5	–	173
Total at 31 December 2019	760	1,070	1,408	142	3,380

In respect of:
Loans and advances to banks	–	–	–	–	–
Loans and advances to customers	669	993	1,359	142	3,163
Debt securities	–	–	1	–	1
Due from fellow Lloyds Banking Group undertakings	–	–	43	–	43
Financial assets at amortised cost	669	993	1,403	142	3,207
Provisions in relation to loan commitments and financial guarantees	91	77	5	–	173
Total	760	1,070	1,408	142	3,380
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	–	–	–	–	–
				Purchased or
				originated
The Group				credit-
	Stage 1	Stage 2	Stage 3	impaired	Total
Year ended 31 December 2018	£m	£m	£m	£m	£m
In respect of drawn balances
Balance at 1 January 2018	590	1,147	1,455	32	3,224
Exchange and other adjustments	1	–	118	–	119

Transfers to Stage 1	304	(299)	(5)		–
Transfers to Stage 2	(46)	85	(39)		–
Transfers to Stage 3	(32)	(131)	163		–
Impact of transfers between stages	(231)	368	324		461
	(5)	23	443		461
Other items charged to the income statement	(59)	(76)	686	–	551
Charge to the income statement (note 11)	(64)	(53)	1,129	–	1,012
Advances written off			(1,579)	–	(1,579)
Disposal of businesses[1]	(8)	(102)	(183)	–	(293)
Recoveries of advances written off in previous years			552	27	579
Discount unwind			(58)	19	(39)
At 31 December 2018	519	992	1,434	78	3,023

In respect of undrawn balances
Balance at 1 January 2018	147	126	–	–	273
Exchange and other adjustments	(6)	(15)	10	–	(11)

Transfers to Stage 1	28	(28)	–		–
Transfers to Stage 2	(6)	6	–		–
Transfers to Stage 3	(2)	(5)	7		–
Impact of transfers between stages	(25)	22	(5)		(8)
	(5)	(5)	2		(8)
Other items charged to the income statement	(15)	(43)	(6)	–	(64)
Charge to the income statement	(20)	(48)	(4)	–	(72)
At 31 December 2018	121	63	6	–	190
Total at 31 December 2018	640	1,055	1,440	78	3,213

In respect of:
Loans and advances to banks	1	–	–	–	1
Loans and advances to customers	518	992	1,432	78	3,020
Debt securities	–	–	2	–	2
Financial assets at amortised cost	519	992	1,434	78	3,023
Provisions in relation to loan commitments and financial guarantees	121	63	6	–	190
Total	640	1,055	1,440	78	3,213
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	1	–	–	–	1
The Bank
	Stage 1	Stage 2	Stage 3	Total
Year ended 31 December 2019	£m	£m	£m	£m
In respect of drawn balances
At 1 January 2019	255	502	823	1,580
Exchange and other adjustments	–	–	(33)	(33)

Transfers to Stage 1	113	(109)	(4)	–
Transfers to Stage 2	(17)	33	(16)	–
Transfers to Stage 3	(7)	(68)	75	–
Impact of transfers between stages	(96)	127	227	258
	(7)	(17)	282	258
Other items charged to the income statement	8	(50)	274	232
Charge to the income statement	1	(67)	556	490
Advances written off			(911)	(911)
Recoveries of advances written off in previous years			152	152
Discount unwind			(32)	(32)
At 31 December 2019	256	435	555	1,246

In respect of undrawn balances
At January 2019	41	32	3	76
Exchange and other adjustments	–	–	–	–

Transfers to Stage 1	8	(8)	–	–
Transfers to Stage 2	(2)	2	–	–
Transfers to Stage 3	–	(2)	2	–
Impact of transfers between stages	(7)	15	(1)	7
	(1)	7	1	7
Other items charged to the income statement	4	3	–	7
Charge to the income statement	3	10	1	14
At 31 December 2019	44	42	4	90
Total at 31 December 2019	300	477	559	1,336

In respect of:
Loans and advances to banks	–	–	–	–
Loans and advances to customers	238	435	500	1,173
Debt securities	–	–	–	–
Due from fellow Lloyds Banking Group undertakings	18	–	55	73
Financial assets at amortised cost	256	435	555	1,246
Provisions in relation to loan commitments and financial guarantees	44	42	4	90
Total	300	477	559	1,336
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	–	–	–	–
The Bank
	Stage 1	Stage 2	Stage 3	Total
Year ended 31 December 2018	£m	£m	£m	£m
In respect of drawn balances
Balance at 1 January 2018	326	541	761	1,628
Exchange and other adjustments	8	–	42	50

Transfers to Stage 1	138	(136)	(2)	–
Transfers to Stage 2	(22)	43	(21)	–
Transfers to Stage 3	(19)	(74)	93	–
Impact of transfers between stages	(116)	172	156	212
	(19)	5	226	212
Other items charged to the income statement	(54)	(44)	439	341
Charge to the income statement	(73)	(39)	665	553
Advances written off			(805)	(805)
Disposal of businesses[1]	(6)	–	(4)	(10)
Recoveries of advances written off in previous years			197	197
Discount unwind			(33)	(33)
At 31 December 2018	255	502	823	1,580

In respect of undrawn balances
Balance at 1 January 2018	70	54	–	124
Exchange and other adjustments	1	(9)	6	(2)

Transfers to Stage 1	12	(12)	–	–
Transfers to Stage 2	(3)	3	–	–
Transfers to Stage 3	(1)	(2)	3	–
Impact of transfers between stages	(11)	10	(3)	(4)
	(3)	(1)	–	(4)
Other items charged to the income statement	(27)	(12)	(3)	(42)
Charge to the income statement	(30)	(13)	(3)	(46)
At 31 December 2018	41	32	3	76
Total at 31 December 2018	296	534	826	1,656

In respect of:
Loans and advances to banks	1	–	–	1
Loans and advances to customers	209	502	823	1,534
Due from fellow Lloyds Banking Group undertakings	45	–	–	45
Financial assets at amortised cost	255	502	823	1,580
Provisions in relation to loan commitments and financial guarantees	41	32	3	76
Total	296	534	826	1,656
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	1	–	–	1
1	Reflected the transfer of assets to Lloyds Bank Corporate Markets plc and the sale of the Group’s Irish mortgage portfolio.
1	Reflects the transfer of assets to Lloyds Bank Corporate Markets plc.

Impairment charged to the income statement
ALLOWANCE FOR IMPAIRMENT LOSSES (Tables) [Line Items]
Disclosure of impairment [text block]	The Group income statement charge comprises:

	2019	2018
	£m	£m
Drawn balances	1,380	1,012
Undrawn balances	(17)	(72)
Financial assets at fair value through other comprehensive income	(1)	(14)
Total	1,362	926